iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
Moog, Inc., Class A ...................... 6,361 $ 558,241
a
Air Freight & Logistics  — 1.3%
Air Transport Services Group, Inc.
(a)
........... 16,700 433,866
Atlas Air Worldwide Holdings, Inc.
(a)(b)
.......... 6,467 651,873
Hub Group, Inc., Class A
(a)
.................. 6,967 553,807
1,639,546
a
Airlines  — 0.3%
SkyWest, Inc.
(a)
......................... 19,385 320,046
a
Auto Components  — 0.4%
Standard Motor Products, Inc. ............... 12,949 450,625
a
Automobiles  — 0.4%
Winnebago Industries, Inc. ................. 10,340 544,918
a
Banks  — 37.9%
1st Source Corp. ........................ 12,076 641,115
Amerant Bancorp, Inc., Class A .............. 17,663 474,075
Ameris Bancorp ......................... 12,116 571,148
Associated Banc-Corp. .................... 24,540 566,629
Atlantic Union Bankshares Corp. ............. 15,226 535,042
Banc of California, Inc. .................... 28,143 448,318
BancFirst Corp. ......................... 6,712 591,864
Bank of NT Butterfield & Son Ltd. (The) ......... 15,553 463,635
BankUnited , Inc. ........................ 12,094 410,833
Banner Corp. .......................... 9,083 574,046
Brookline Bancorp, Inc. .................... 33,606 475,525
Byline Bancorp, Inc. ...................... 20,934 480,854
Cadence Bank ......................... 18,159 447,801
Camden National Corp. ................... 11,875 495,069
Cathay General Bancorp ................... 12,500 509,875
Central Pacific Financial Corp. ............... 19,055 386,435
City Holding Co. ........................ 6,755 628,823
Columbia Banking System, Inc. .............. 16,475 496,392
Community Trust Bancorp, Inc. .............. 13,556 622,627
ConnectOne Bancorp, Inc. ................. 17,451 422,489
Customers Bancorp, Inc.
(a)
.................. 10,196 288,955
CVB Financial Corp. ...................... 23,288 599,666
Dime Community Bancshares, Inc. ............ 16,117 513,004
Eagle Bancorp, Inc. ...................... 9,325 410,953
Eastern Bankshares , Inc. .................. 25,947 447,586
Enterprise Financial Services Corp. ........... 11,806 578,022
First Bancorp .......................... 12,718 544,839
First BanCorp .......................... 40,522 515,440
First Bancshares, Inc. (The)
(b)
............... 16,596 531,238
First Busey Corp. ........................ 22,068 545,521
First Financial Bancorp .................... 23,048 558,453
First Financial Corp. ...................... 12,905 594,662
First Foundation, Inc. ..................... 23,015 329,805
First Internet Bancorp ..................... 12,998 315,591
First Interstate BancSystem , Inc., Class A ....... 15,189 587,055
First Merchants Corp. ..................... 13,429 552,066
Fulton Financial Corp. ..................... 33,607 565,606
German American Bancorp, Inc. .............. 14,703 548,422
Great Southern Bancorp, Inc. ................ 9,475 563,668
Hancock Whitney Corp. ................... 10,686 517,096
Hanmi Financial Corp. .................... 21,587 534,278
HarborOne Bancorp, Inc. .................. 39,840 553,776
Heartland Financial USA, Inc. ............... 11,665 543,822
Heritage Financial Corp. ................... 21,215 650,028
Hilltop Holdings, Inc. ...................... 18,997 570,100
Security Shares Value
a
Banks (continued)
Home BancShares , Inc. ................... 24,739 563,802
HomeStreet , Inc. ........................ 11,221 309,475
Hope Bancorp, Inc. ...................... 33,062 423,524
Horizon Bancorp, Inc. ..................... 29,917 451,148
Independent Bank Corp. ................... 25,396 607,472
Independent Bank Group, Inc.
(b)
.............. 7,829 470,366
Lakeland Bancorp, Inc. .................... 33,443 588,931
National Bank Holdings Corp., Class A ......... 13,525 568,997
NBT Bancorp, Inc. ....................... 14,715 638,925
Nicolet Bankshares , Inc.
(a)(b)
................. 5,969 476,267
Northwest Bancshares, Inc. ................. 39,352 550,141
OceanFirst Financial Corp. ................. 27,786 590,452
OFG Bancorp .......................... 19,957 550,015
Old National Bancorp ..................... 34,097 613,064
Old Second Bancorp, Inc. .................. 38,491 617,396
Origin Bancorp, Inc.
(b)
..................... 13,229 485,504
Pacific Premier Bancorp, Inc. ................ 15,067 475,515
Park National Corp. ...................... 4,243 597,202
Pathward Financial, Inc. ................... 9,480 408,114
Peapack -Gladstone Financial Corp. ........... 16,072 598,200
Peoples Bancorp, Inc. .................... 17,867 504,743
Premier Financial Corp. ................... 18,415 496,653
QCR Holdings, Inc. ...................... 9,871 489,996
Renasant Corp. ......................... 15,894 597,455
Republic First Bancorp, Inc.
(a)
................ 107,869 231,918
S&T Bancorp, Inc. ....................... 17,973 614,317
Sandy Spring Bancorp, Inc. ................. 12,434 438,050
Seacoast Banking Corp. ................... 15,169 473,121
Simmons First National Corp., Class A ......... 40,719 878,716
Southside Bancshares, Inc. ................. 13,135 472,729
SouthState Corp. ........................ 6,848 522,913
Stellar BanCorp , Inc. ..................... 35,746 1,053,077
Texas Capital Bancshares, Inc.
(a)
............. 9,746 587,781
Towne Bank ........................... 18,654 575,289
TriCo Bancshares ....................... 13,953 711,463
Trustmark Corp. ........................ 17,494 610,716
UMB Financial Corp. ..................... 5,750 480,240
United Bankshares , Inc. ................... 16,013 648,366
United Community Banks, Inc. ............... 15,266 515,991
Univest Financial Corp. .................... 20,875 545,464
Valley National Bancorp ................... 42,904 485,244
Washington Federal, Inc. ................... 17,018 570,954
Washington Trust Bancorp, Inc. .............. 10,639 501,948
WesBanco , Inc. ......................... 16,254 601,073
47,394,974
a
Biotechnology  — 0.3%
iTeos Therapeutics, Inc.
(a)
.................. 17,364 339,119
a
Building Products  — 1.3%
Insteel Industries, Inc. ..................... 15,054 414,286
Quanex Building Products Corp. .............. 26,608 630,077
UFP Industries, Inc. ...................... 7,238 573,612
1,617,975
a
Capital Markets  — 0.4%
BGC Partners, Inc., Class A ................. 126,934 478,541
a
Chemicals  — 1 .5%
AdvanSix , Inc. .......................... 10,932 415,635
American Vanguard Corp. .................. 27,486 596,721
Kronos Worldwide, Inc. .................... 36,014 338,532
Minerals Technologies, Inc. ................. 8,445 512,780
1,863,668
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Commercial Services & Supplies  — 1.9%
ABM Industries, Inc. ...................... 12,133 538,948
BrightView Holdings, Inc.
(a)
................. 41,082 283,055
CoreCivic , Inc.
(a)
........................ 50,001 578,012
Interface, Inc. .......................... 41,139 406,042
Matthews International Corp., Class A .......... 17,260 525,394
2,331,451
a
Communications Equipment  — 0.8%
NETGEAR, Inc.
(a)
........................ 22,571 408,761
NetScout Systems, Inc.
(a)
.................. 17,412 566,064
974,825
a
Construction & Engineering  — 0.9%
Argan , Inc. ............................ 13,760 507,469
Sterling Infrastructure, Inc.
(a)
................ 20,839 683,519
1,190,988
a
Construction Materials  — 0.4%
Summit Materials, Inc., Class A
(a)
............. 18,287 519,168
a
Containers & Packaging  — 0.5%
Greif, Inc., Class A, NVS ................... 8,594 576,314
a
Distributors  — 0.3%
Funko , Inc., Class A
(a)
..................... 32,336 352,786
a
Diversified Consumer Services  — 0.9%
Adtalem Global Education, Inc.
(a)
............. 18,798 667,329
Stride, Inc.
(a)
........................... 15,379 481,055
1,148,384
a
Diversified Financial Services  — 0.4%
A-Mark Precious Metals, Inc. ................ 14,446 501,710
a
Diversified Telecommunication Services  — 0.3%
EchoStar Corp., Class A
(a)(b)
................. 22,949 382,789
a
Electric Utilities  — 0.8%
PNM Resources, Inc. ..................... 11,716 571,624
Portland General Electric Co. ................ 10,127 496,223
1,067,847
a
Electrical Equipment  — 1.0%
Atkore , Inc.
(a)(b)
.......................... 5,674 643,545
Encore Wire Corp.
(b)
...................... 4,896 673,494
1,317,039
a
Electronic Equipment, Instruments & Components  — 2.8%
Benchmark Electronics, Inc. ................ 22,305 595,321
Knowles Corp.
(a)
........................ 25,946 426,033
Methode Electronics, Inc. .................. 12,915 573,039
Sanmina Corp.
(a)
........................ 13,817 791,576
TTM Technologies, Inc.
(a)
................... 37,691 568,380
Vishay Intertechnology , Inc. ................. 28,525 615,284
3,569,633
a
Energy Equipment & Services  — 0.7%
Bristow Group, Inc.
(a)
..................... 15,062 408,632
ProPetro Holding Corp.
(a)
................... 40,078 415,609
824,241
a
Equity Real Estate Investment Trusts (REITs)  — 2.3%
Acadia Realty Trust ...................... 24,534 352,063
Broadstone Net Lease, Inc. ................. 25,649 415,770
Chatham Lodging Trust .................... 40,514 497,107
City Office REIT, Inc. ..................... 31,644 265,177
CTO Realty Growth, Inc. ................... 25,245 461,478
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp. ...................... 10,595 466,074
SITE Centers Corp. ...................... 33,424 456,572
2,914,241
a
Food & Staples Retailing  — 0.9%
SpartanNash Co. ........................ 16,932 512,024
Sprouts Farmers Market, Inc.
(a)(b)
............. 17,466 565,374
1,077,398
a
Food Products  — 0.5%
Hostess Brands, Inc., Class A
(a)
.............. 25,456 571,233
a
Health Care Technology  — 0.3%
Computer Programs and Systems, Inc.
(a)
........ 16,216 441,400
a
Hotels, Restaurants & Leisure  — 0.8%
Bloomin ' Brands, Inc. ..................... 25,461 512,275
Brinker International, Inc.
(a)(b)
................ 14,636 467,035
979,310
a
Household Durables  — 3.5%
Century Communities, Inc. ................. 10,428 521,504
Ethan Allen Interiors, Inc. .................. 21,424 566,022
GoPro, Inc., Class A
(a)
..................... 65,524 326,310
KB Home ............................. 17,249 549,381
M/I Homes, Inc.
(a)
........................ 12,593 581,545
Meritage Homes Corp.
(a)
................... 7,049 649,918
Taylor Morrison Home Corp.
(a)
............... 20,518 622,721
Tri Pointe Homes, Inc.
(a)
................... 27,816 517,099
4,334,500
a
Household Products  — 0.4%
Central Garden & Pet Co., Class A, NVS
(a)
....... 13,683 489,851
a
Insurance  — 3.3%
Argo Group International Holdings, Ltd. ......... 13,537 349,931
CNO Financial Group, Inc. .................. 22,246 508,321
Employers Holdings, Inc. ................... 12,961 559,008
Horace Mann Educators Corp. ............... 12,710 474,973
ProAssurance Corp. ...................... 19,778 345,522
Safety Insurance Group, Inc. ................ 5,852 493,089
Selective Insurance Group, Inc. .............. 6,250 553,812
Stewart Information Services Corp. ............ 8,772 374,828
United Fire Group, Inc. .................... 17,536 479,785
4,139,269
a
Interactive Media & Services  — 0.4%
Ziff Davis, Inc.
(a)
......................... 5,774 456,723
a
Leisure Products  — 0.8%
MasterCraft Boat Holdings, Inc.
(a)
............. 22,695 587,120
Vista Outdoor, Inc.
(a)
...................... 15,642 381,195
968,315
a
Machinery  — 1.4%
Hillenbrand, Inc. ........................ 12,648 539,690
Mueller Industries, Inc. .................... 10,311 608,349
Terex Corp.
(b)
.......................... 15,662 669,081
1,817,120
a
Marine  — 1.1%
Eagle Bulk Shipping, Inc. .................. 8,201 409,558
Genco Shipping & Trading Ltd. ............... 23,656 363,356
Matson, Inc. ........................... 4,636 289,797
Safe Bulkers, Inc. ....................... 117,389 341,602
1,404,313
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining  — 1.6%
Commercial Metals Co. .................... 13,420 648,186
Schnitzer Steel Industries, Inc., Class A ......... 10,758 329,733
TimkenSteel Corp.
(a)
...................... 25,519 463,680
Warrior Met Coal, Inc. ..................... 15,053 521,436
1,963,035
a
Multi-Utilities  — 0.5%
Unitil Corp. ............................ 11,173 573,845
a
Oil, Gas & Consumable Fuels  — 5.3%
Berry Corp. ............................ 54,079 432,632
Chord Energy Corp. ...................... 7,774 1,063,561
CNX Resources Corp.
(a)(b)
.................. 26,955 453,922
CVR Energy, Inc. ........................ 21,868 685,343
DHT Holdings, Inc. ....................... 96,293 855,082
Dorian LPG, Ltd. ........................ 38,544 730,409
Matador Resources Co. ................... 10,542 603,424
Murphy Oil Corp. ........................ 13,828 594,742
Sitio Royalties Corp., Class A
(b)
.............. 20,671 596,358
World Fuel Services Corp. .................. 20,611 563,299
6,578,772
a
Paper & Forest Products  — 0.7%
Clearwater Paper Corp.
(a)
.................. 19,926 753,402
Glatfelter Corp. ......................... 44,903 124,830
878,232
a
Pharmaceuticals  — 0.3%
Innoviva , Inc.
(a)
......................... 28,864 382,448
a
Professional Services  — 0.6%
CRA International, Inc. .................... 6,629 811,589
a
Real Estate Management & Development  — 0.4%
Anywhere Real Estate, Inc.
(a)
................ 35,502 226,858
Newmark Group, Inc., Class A ............... 35,132 280,002
506,860
a
Road & Rail  — 2.1%
Covenant Logistics Group, Inc., Class A ......... 25,941 896,780
Heartland Express, Inc. .................... 39,735 609,535
Marten Transport Ltd. ..................... 31,447 622,022
Werner Enterprises, Inc.
(b)
.................. 13,624 548,502
2,676,839
a
Semiconductors & Semiconductor Equipment  — 2.0%
Alpha & Omega Semiconductor Ltd.
(a)
.......... 10,223 292,071
Amkor Technology, Inc. .................... 25,714 616,622
Cohu , Inc.
(a)
........................... 18,848 604,078
Kulicke & Soffa Industries, Inc. ............... 9,973 441,405
Photronics , Inc.
(a)
........................ 32,918 554,010
2,508,186
a
Software  — 0.3%
Adeia , Inc. ............................ 32,248 305,711
Xperi , Inc.
(a)
............................ 12,854 110,673
416,384
a
Specialty Retail  — 5.5%
Arko Corp. ............................ 61,388 531,620
Caleres , Inc. ........................... 28,893 643,736
Conn's, Inc.
(a)(b)
......................... 36,264 249,496
Container Store Group, Inc. (The)
(a)
............ 68,458 295,054
Genesco, Inc.
(a)
......................... 8,781 404,102
Group 1 Automotive, Inc. ................... 3,328 600,271
Haverty Furniture Cos., Inc. ................. 20,368 609,003
LL Flooring Holdings, Inc.
(a)(b)
................ 39,912 224,306
Security Shares Value
a
Specialty Retail (continued)
MarineMax , Inc.
(a)
........................ 13,523 422,188
ODP Corp. (The)
(a)
....................... 12,177 554,541
Shoe Carnival, Inc. ....................... 19,144 457,733
Signet Jewelers Ltd. ...................... 7,682 522,376
TravelCenters of America, Inc.
(a)
.............. 13,003 582,274
Urban Outfitters, Inc.
(a)
.................... 22,246 530,567
Zumiez , Inc.
(a)
.......................... 14,628 318,013
6,945,280
a
Textiles, Apparel & Luxury Goods  — 0.7%
G-III Apparel Group Ltd.
(a)
.................. 20,647 283,070
Oxford Industries, Inc. .................... 6,172 575,107
858,177
a
Thrifts & Mortgage Finance  — 3.7%
Capitol Federal Financial, Inc. ............... 48,864 422,674
Kearny Financial Corp. .................... 43,362 440,124
NMI Holdings, Inc., Class A
(a)
................ 27,088 566,139
Northfield Bancorp, Inc. ................... 37,942 596,828
Provident Financial Services, Inc. ............. 22,720 485,299
Radian Group, Inc. ....................... 25,148 479,572
TrustCo Bank Corp. ...................... 16,650 625,874
Waterstone Financial, Inc. .................. 28,859 497,529
WSFS Financial Corp. .................... 11,104 503,455
4,617,494
a
Trading Companies & Distributors  — 2.8%
Boise Cascade Co. ...................... 8,041 552,175
DXP Enterprises, Inc.
(a)
.................... 20,619 568,053
Herc Holdings, Inc. ....................... 3,343 439,839
MRC Global, Inc.
(a)
....................... 46,897 543,067
Rush Enterprises, Inc., Class A .............. 10,970 573,512
Titan Machinery, Inc.
(a)
.................... 19,763 785,184
3,461,830
a
Total Long-Term Investments — 98.1%
(Cost: $130,050,483) .............................. 122,737,472
a
Short-Term Securities
Money Market Funds  —  6.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.53%
(c)(d)(e)
..................... 4,949,090 4,950,575
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.12%
(c)(d)
........................... 2,860,288 2,860,288
a
Total Short-Term Securities — 6.2%
(Cost: $7,809,103) ................................ 7,810,863
Total Investments — 104.3%
(Cost: $137,859,586) .............................. 130,548,335
Liabilities in Excess of Other Assets — (4.3)% ............. (5,392,870)
Net Assets — 100.0% ............................... $ 125,155,465
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 3,779,361  $ 1,168,601
(a)
$ —  $ 1,096  $ 1,517  $ 4,950,575  4,949,090  $ 14,051
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,160,000  —  (3,299,712)
(a)
—  —  2,860,288  2,860,288  40,163  2
$ 1,096  $ 1,517
$ 7,810,863
$ 54,214  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ............................................................... 2  03/17/23 $ 177  $ (6,311)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
02/27/23
$ 1,002,212  $ 31,534
(c )
$ 1,028,710  0.8%
Monthly
HSBC Bank PLC
(d)
02/10/23
721,195  (10,277)
(e )
712,350  0.6
Monthly
JPMorgan Chase Bank NA
(f)
02/08/23
485,438  (11,978)
(g )
474,595  0.4
$ 9,279  $ 2,215,655
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $5,036 of net dividends, receivable for referenced securities and financing fees.
(e)
Amount includes $(1,432) of net dividends, payable for referenced securities and financing fees.
(g)
Amount includes $(1,135) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date February 27,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
BankUnited , Inc. ................... 611  $ 20,756  2.0%
Berkshire Hills Bancorp, Inc. ........... 18,432  551,117  53.6
Brookline Bancorp, Inc. ............... 1,699  24,041  2.3
City Holding Co. ................... 351  32,675  3.2
Columbia Banking System, Inc. ......... 175  5,273  0.5
Eagle Bancorp, Inc. ................. 122  5,377  0.5
First BanCorp ..................... 524  6,665  0.7
First Commonwealth Financial Corp. ...... 692  9,667  0.9
First Financial Bancorp ............... 1,183  28,664  2.8
Hanmi Financial Corp. ............... 1,108  27,423  2.7
HomeStreet , Inc. ................... 567  15,638  1.5
Hope Bancorp, Inc. ................. 1,672  21,418  2.1
NBT Bancorp, Inc. .................. 744  32,304  3.1
Northwest Bancshares, Inc. ............ 1,989  27,806  2.7
OFG Bancorp ..................... 1,009  27,808  2.7
Pacific Premier Bancorp, Inc. ........... 105  3,314  0.3
Renasant Corp. .................... 205  7,706  0.8
S&T Bancorp, Inc. .................. 194  6,631  0.6
Seacoast Banking Corp. .............. 741  23,112  2.2
Simmons First National Corp., Class A .... 437  9,430  0.9
Southside Bancshares, Inc. ............ 544  19,579  1.9
Trustmark Corp. ................... 19  663  0.1
United Community Banks, Inc. .......... 749  25,316  2.5
932,383
Equity Real Estate Investment Trusts
(REITs)
Acadia Realty Trust ................. 1,240  17,794  1.7
a
Insurance
Employers Holdings, Inc. .............. 655  28,250  2.8
Horace Mann Educators Corp. .......... 129  4,821  0.5
ProAssurance Corp. ................. 190  3,319  0.3
Stewart Information Services Corp. ....... 443  18,929  1.8
55,319
Specialty Retail
MarineMax , Inc. .................... 350  10,927  1.1
a
Thrifts & Mortgage Finance
WSFS Financial Corp. ............... 271  12,287  1.2
a
Total Reference Entity — Long
1,028,710
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 1,028,710
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
Hub Group, Inc., Class A .............. 267  $ 21,224  3.0%
a
Banks
Ameris Bancorp .................... 612  28,850  4.0
Banc of California, Inc. ............... 706  11,247  1.6
Banner Corp. ..................... 459  29,009  4.1
Berkshire Hills Bancorp, Inc. ........... 847  25,325  3.6
Cadence Bank .................... 966  23,822  3.3
Central Pacific Financial Corp. .......... 964  19,550  2.7
Customers Bancorp, Inc. .............. 636  18,024  2.5
CVB Financial Corp. ................. 776  19,982  2.8
Eagle Bancorp, Inc. ................. 350  15,424  2.2
First Bancorp ..................... 673  28,831  4.0
First BanCorp ..................... 1,524  19,385  2.7
First Commonwealth Financial Corp. ...... 4,316  60,295  8.5
Heritage Financial Corp. .............. 1,072  32,846  4.6
National Bank Holdings Corp., Class A .... 341  14,346  2.0
Pacific Premier Bancorp, Inc. ........... 601  18,968  2.7
Pathward Financial, Inc. .............. 690  29,704  4.2
Renasant Corp. .................... 598  22,479  3.2
S&T Bancorp, Inc. .................. 715  24,439  3.4
Simmons First National Corp., Class A .... 1,621  34,981  4.9
Trustmark Corp. ................... 865  30,197  4.2
United Community Banks, Inc. .......... 34  1,149  0.2
508,853
Insurance
Horace Mann Educators Corp. .......... 513  19,171  2.7
ProAssurance Corp. ................. 810  14,151  2.0
Safety Insurance Group, Inc. ........... 296  24,941  3.5
United Fire Group, Inc. ............... 440  12,038  1.7
70,301
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc. .......... 2,471  21,374  3.0
Northfield Bancorp, Inc. .............. 952  14,975  2.1
Provident Financial Services, Inc. ........ 1,148  24,521  3.4
TrustCo Bank Corp. ................. 842  31,651  4.5
WSFS Financial Corp. ............... 429  19,451  2.7
111,972
Total Reference Entity — Long
712,350
Net Value of Reference Entity — HSBC Bank PLC .... $ 712,350

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
US Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Columbia Banking System, Inc. ......... 658  $ 19,826  4.2%
First Commonwealth Financial Corp. ...... 31,834  444,721  93.7
Pacific Premier Bancorp, Inc. ........... 27  852  0.2
Seacoast Banking Corp. .............. 39  1,216  0.2
466,615
Thrifts & Mortgage Finance
WSFS Financial Corp. ............... 176  7,980  1.7
a
Total Reference Entity — Long
474,595
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 474,595
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 122,737,472  $ —  $ —  $ 122,737,472
Short-Term Securities
Money Market Funds ..................................... 7,810,863  —  —  7,810,863
$ 130,548,335  $ —  $ —  $ 130,548,335
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ —  $ 31,534  $ —  $ 31,534
Liabilities
Equity Contracts .......................................... (6,311) (22,255) —  (28,566)
$ (6,311) $ 9,279  $ —  $ 2,968
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares